UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance

Hexavest Global Equity Fund

October 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 82.3%

Security	Shares	Value
Australia — 2.5%
Australia and New Zealand Banking Group, Ltd.	636	$14,595
BHP Billiton, Ltd.	11,405	234,815
Brambles, Ltd.	13,537	98,160
Caltex Australia, Ltd.	4,869	127,843
Commonwealth Bank of Australia	2,064	122,778
CSL, Ltd.	581	61,854
Dexus	3,237	24,239
Fortescue Metals Group, Ltd.	15,402	54,763
Goodman Group	3,587	22,999
GPT Group (The)	12,142	47,412
Harvey Norman Holdings, Ltd.	22,453	65,039
James Hardie Industries PLC CDI	9,390	143,368
LendLease Group	3,901	48,443
National Australia Bank, Ltd.	4,325	108,368
Newcrest Mining, Ltd.	47,370	809,913
Rio Tinto, Ltd.	1,596	85,045
Scentre Group	8,021	24,732
Stockland	5,892	20,421
Telstra Corp., Ltd.	66,932	181,653
TPG Telecom, Ltd.	13,269	54,921
Wesfarmers, Ltd.	3,920	125,561
Westfield Corp.	2,886	17,201
Westpac Banking Corp.	2,777	70,340
Woodside Petroleum, Ltd.	3,532	83,260

		$2,647,723

Belgium — 0.4%
Colruyt SA	357	$18,259
Proximus SA	9,308	309,085
UCB SA	1,769	128,776

		$456,120

Brazil — 0.1%
AMBEV SA ADR	4,788	$30,308
Cia Brasileira de Distribuicao ADR, PFC Shares(1)	959	22,278
Cia Energetica de Minas Gerais ADR	4,900	11,613

		$64,199

Canada — 3.4%
Alamos Gold, Inc. Class A	31,896	$201,583
B2Gold Corp.(1)	108,921	275,570
Barrick Gold Corp.	46,643	673,991
Cenovus Energy, Inc.	30,729	298,215
Eldorado Gold Corp.	199,251	249,064
Encana Corp.	16,859	197,196
Goldcorp, Inc.	6,459	84,354

Security	Shares	Value
MEG Energy Corp.(1)	46,338	$205,811
Osisko Gold Royalties, Ltd.	16,509	207,818
Pan American Silver Corp.	9,937	162,271
SSR Mining, Inc.(1)	23,704	227,558
Tourmaline Oil Corp.(1)	5,040	92,237
Yamana Gold, Inc.	239,077	623,991

		$3,499,659

Chile — 0.1%
Enel Americas SA ADR	2,592	$27,475
Enel Chile SA ADR	4,302	25,339

		$52,814

China — 0.6%
Alibaba Group Holding, Ltd. ADR(1)	483	$89,302
China Mengniu Dairy Co., Ltd.	10,000	27,712
China Mobile, Ltd.	11,500	115,671
China Resources Beer Holdings Co., Ltd.	4,000	11,544
China Shenhua Energy Co., Ltd., Class H	7,000	16,746
China Telecom Corp., Ltd., Class H	94,000	47,141
China Unicom (Hong Kong), Ltd.(1)	16,000	22,702
Dongfeng Motor Group Co., Ltd., Class H	12,000	16,472
ENN Energy Holdings, Ltd.	2,000	14,677
Guangdong Investment, Ltd.	20,000	28,976
Hengan International Group Co., Ltd.	2,500	24,653
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	26,364
Tencent Holdings, Ltd.	2,300	103,374
Tingyi (Cayman Islands) Holding Corp.	10,000	15,768
Want Want China Holdings, Ltd.	28,000	22,924

		$584,026

Denmark — 0.6%
Coloplast A/S, Class B	2,597	$228,582
Novo Nordisk A/S, Class B	5,550	276,328
TDC A/S	19,513	115,365

		$620,275

Finland — 0.2%
Sampo Oyj, Class A	4,985	$260,864

		$260,864

France — 3.5%
BNP Paribas SA	6,757	$527,380
CNP Assurances	1,846	42,943
Compagnie Generale des Etablissements Michelin, Class B	2,126	307,731
Engie SA	25,052	423,430
JCDecaux SA	1,656	63,349
Klepierre SA	882	35,111
Natixis SA	25,844	202,672
Orange SA	31,200	512,543
Sanofi	3,493	330,740
Sodexo SA	1,074	136,637
Total SA	7,149	398,472
Unibail-Rodamco SE	564	141,151

Security	Shares	Value
Veolia Environnement SA	9,411	$222,952
Vivendi SA	14,176	352,015

		$3,697,126

Germany — 2.8%
adidas AG	1,233	$274,445
Bayerische Motoren Werke AG	2,205	226,145
Continental AG	790	201,050
Daimler AG	5,806	484,721
Deutsche Telekom AG	31,290	566,578
Deutsche Wohnen SE	1,676	71,733
E.ON SE	13,479	159,651
Innogy SE(2)	2,789	129,705
Merck KGaA	1,725	185,080
ProSiebenSat.1 Media SE	2,543	89,574
RWE AG(1)	6,488	163,134
Siemens AG	2,001	287,409
Vonovia SE	1,670	73,770

		$2,912,995

Hong Kong — 0.2%
AIA Group, Ltd.	26,302	$198,198
CK Hutchison Holdings, Ltd.	5,000	63,509

		$261,707

India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	2,226	$80,960
HDFC Bank, Ltd. ADR	855	78,916
Infosys, Ltd. ADR	993	14,746

		$174,622

Indonesia — 0.2%
Bank Central Asia Tbk PT ADR	4,635	$183,731

		$183,731

Israel — 0.0%(3)
Teva Pharmaceutical Industries, Ltd. ADR	1,722	$23,764

		$23,764

Italy — 0.9%
Enel SpA	24,962	$154,806
ENI SpA	6,108	99,854
Fiat Chrysler Automobiles NV(1)	1,735	30,000
Intesa Sanpaolo SpA	138,587	465,916
Telecom Italia SpA(1)	115,331	99,794
Terna Rete Elettrica Nazionale SpA	22,408	135,164

		$985,534

Japan — 7.4%
ABC-Mart, Inc.	1,500	$75,664
Ajinomoto Co., Inc.	6,200	124,723
ANA Holdings, Inc.	2,600	99,931
Asahi Group Holdings, Ltd.	2,300	105,014
Astellas Pharma, Inc.	18,100	240,890
Bridgestone Corp.	2,000	95,541
Central Japan Railway Co.	500	90,823

Security	Shares	Value
Chubu Electric Power Co., Inc.	10,700	$137,992
Dai-ichi Life Holdings, Inc.	13,260	253,238
Daiichi Sankyo Co., Ltd.	800	18,375
Daiwa House Industry Co., Ltd.	1,000	36,653
Denso Corp.	1,300	71,596
East Japan Railway Co.	1,100	106,678
Electric Power Development Co., Ltd.	1,400	35,281
Fast Retailing Co., Ltd.	500	167,287
Honda Motor Co., Ltd.	3,800	119,081
Hoya Corp.	2,900	157,559
INPEX Corp.	9,800	104,930
ITOCHU Corp.	10,500	183,925
Japan Airlines Co., Ltd.	2,700	92,414
Japan Retail Fund Investment Corp.	85	150,846
Japan Tobacco, Inc.	5,500	182,051
Kajima Corp.	4,000	41,486
Kansai Electric Power Co., Inc. (The)	12,900	176,654
Kao Corp.	800	48,348
KDDI Corp.	14,500	386,318
Lawson, Inc.	1,900	124,068
Marubeni Corp.	22,900	153,545
Mazda Motor Corp.	6,400	92,389
Medipal Holdings Corp.	2,100	39,000
MEIJI Holdings Co., Ltd.	1,700	138,975
Mitsubishi Corp.	9,400	220,129
Mitsubishi Heavy Industries, Ltd.	2,100	82,166
Mitsubishi UFJ Financial Group, Inc.	32,400	219,774
Mitsui & Co., Ltd.	11,600	173,238
Mizuho Financial Group, Inc.	39,100	71,040
Nippon Telegraph & Telephone Corp.	6,300	304,589
Nissan Motor Co., Ltd.	9,500	92,391
Nomura Real Estate Master Fund, Inc.	117	146,337
NTT DoCoMo, Inc.	11,800	285,781
Ono Pharmaceutical Co., Ltd.	4,500	103,136
Oriental Land Co., Ltd.	900	71,985
Osaka Gas Co., Ltd.	5,000	96,845
Panasonic Corp.	3,200	48,318
Resona Holdings, Inc.	3,342	18,065
Seibu Holdings, Inc.	6,700	119,781
Seven & i Holdings Co., Ltd.	3,900	157,187
Shimizu Corp.	2,500	29,426
Shin-Etsu Chemical Co., Ltd.	100	10,546
Sony Corp.	6,100	255,192
Subaru Corp.	1,600	55,279
Sumitomo Corp.	9,500	137,409
Sumitomo Mitsui Financial Group, Inc.	2,300	92,144
Sumitomo Mitsui Trust Holdings, Inc.	500	19,735
Sundrug Co., Ltd.	1,300	56,574
T&D Holdings, Inc.	7,100	110,765
Taisei Corp.	1,000	55,407
Takeda Pharmaceutical Co., Ltd.	600	33,831
Terumo Corp.	3,400	141,679
Tokyo Gas Co., Ltd.	4,600	114,750
Toray Industries, Inc.	2,000	20,243

Security	Shares	Value
Toyota Motor Corp.	3,000	$186,078
Tsuruha Holdings, Inc.	600	74,390
United Urban Investment Corp.	102	146,739
West Japan Railway Co.	1,100	77,568

		$7,679,792

Mexico — 0.2%
America Movil SAB de CV, Series L ADR	1,738	$29,754
Fomento Economico Mexicano SAB de CV ADR	1,992	174,798

		$204,552

Netherlands — 1.1%
Heineken NV	433	$42,188
ING Groep NV	6,900	127,508
Mylan NV(1)	8,087	288,787
NN Group NV	1,751	73,328
Unilever NV	6,589	382,754
Wolters Kluwer NV	4,917	240,995

		$1,155,560

Norway — 0.4%
Statoil ASA	9,985	$202,870
Telenor ASA	9,489	201,487

		$404,357

Singapore — 0.9%
Ascendas Real Estate Investment Trust	49,000	$98,522
CapitaLand, Ltd.	20,000	53,860
ComfortDelGro Corp., Ltd.	45,000	66,711
DBS Group Holdings, Ltd.	4,511	75,327
Golden Agri-Resources, Ltd.	145,000	42,026
Oversea-Chinese Banking Corp., Ltd.	11,000	96,070
Singapore Airlines, Ltd.	7,000	52,754
Singapore Telecommunications, Ltd.	78,000	215,785
StarHub, Ltd.	34,953	67,460
United Overseas Bank, Ltd.	6,000	108,394
Wilmar International, Ltd.	34,000	84,607

		$961,516

South Africa — 0.1%
Gold Fields, Ltd. ADR	28,944	$114,908

		$114,908

South Korea — 0.1%
Korea Electric Power Corp. ADR	4,498	$79,255

		$79,255

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	25,614	$223,981
Iberdrola SA	50,729	409,941
Industria de Diseno Textil SA	6,068	226,810
Red Electrica Corp. SA	6,548	144,989
Telefonica SA	56,624	593,729

		$1,599,450

Security	Shares	Value
Sweden — 0.3%
Essity Aktiebolag, Class B(1)	3,256	$97,320
Hennes & Mauritz AB, Class B	2,039	51,169
Nordea Bank AB	14,285	172,630

		$321,119

Switzerland — 3.7%
ABB, Ltd.	9,233	$241,120
Adecco Group AG	745	59,106
Nestle SA	13,177	$1,108,693
Novartis AG	10,992	906,612
Roche Holding AG PC	3,261	753,718
Sonova Holding AG	888	160,313
Swatch Group AG (The)	198	77,605
Swiss Prime Site AG(1)	391	33,387
Swiss Re AG	282	26,539
Swisscom AG	899	454,197

		$3,821,290

Taiwan — 0.2%
Chunghwa Telecom Co., Ltd. ADR	5,215	$177,414

		$177,414

Thailand — 0.1%
Kasikornbank PCL ADR	3,698	$101,148

		$101,148

United Kingdom — 5.5%
AstraZeneca PLC	5,044	$341,282
Centamin PLC	47,741	88,357
Centrica PLC	141,280	318,610
Compass Group PLC	8,766	192,452
Diageo PLC	5,386	183,926
GlaxoSmithKline PLC	15,715	282,042
HSBC Holdings PLC	57,069	557,286
Imperial Brands PLC	4,396	179,232
National Grid PLC	49,823	599,742
Randgold Resources, Ltd.	7,973	783,489
Reckitt Benckiser Group PLC	1,001	89,556
Rio Tinto PLC	4,154	196,321
Royal Dutch Shell PLC, Class B	8,457	272,292
Royal Mail PLC	27,150	134,912
Shire PLC	6,400	315,236
Smith & Nephew PLC	6,413	120,959
SSE PLC	14,438	265,167
Vodafone Group PLC	275,263	787,345

		$5,708,206

United States — 45.1%
Abbott Laboratories	8,134	$441,107
Ameren Corp.	2,120	131,419
American Electric Power Co., Inc.	919	68,383
American Express Co.	8,632	824,529
AmerisourceBergen Corp.	3,370	259,321
Apple, Inc.	13,163	2,225,073
Archer-Daniels-Midland Co.	7,501	306,566

Security	Shares	Value
Arthur J. Gallagher & Co.	1,340	$84,862
AT&T, Inc.	54,043	1,818,547
BB&T Corp.	2,389	117,634
Bristol-Myers Squibb Co.	12,973	799,915
CalAtlantic Group, Inc.	32,561	1,606,560
Capital One Financial Corp.	3,521	324,566
Cardinal Health, Inc.	6,913	427,915
Cboe Global Markets, Inc.	1,481	167,442
CenturyLink, Inc.	11,988	227,652
Cisco Systems, Inc.	36,329	1,240,635
Citigroup, Inc.	6,794	499,359
CME Group, Inc.	1,184	162,409
Consolidated Edison, Inc.	3,411	293,517
Costco Wholesale Corp.	1,480	238,398
CVS Health Corp.	8,880	608,546
D.R. Horton, Inc.	15,148	669,693
Devon Energy Corp.	4,646	171,437
Dollar General Corp.	13,916	1,124,969
Dollar Tree, Inc.(1)	14,563	1,328,874
DTE Energy Co.	815	90,025
Duke Energy Corp.	8,035	709,571
Edison International	7,034	562,368
Eli Lilly & Co.	10,553	864,713
Endo International PLC(1)	7,666	48,909
Entergy Corp.	1,420	122,489
Envision Healthcare Corp.(1)	4,674	199,112
Exelon Corp.	12,540	504,233
Express Scripts Holding Co.(1)	3,114	190,857
Federal Realty Investment Trust	1,594	192,109
FirstEnergy Corp.	5,335	175,788
Ford Motor Co.	18,623	228,504
General Electric Co.	18,054	363,969
General Motors Co.	7,123	306,147
GGP, Inc.	10,428	202,929
Gilead Sciences, Inc.	3,092	231,776
Goodyear Tire & Rubber Co. (The)	8,003	244,812
HCP, Inc.	13,155	339,925
Hecla Mining Co.	18,269	86,230
Hess Corp.	2,228	98,388
Intel Corp.	16,641	756,999
Intercontinental Exchange, Inc.	2,296	151,766
International Business Machines Corp.	2,447	376,985
Johnson & Johnson	17,782	2,478,989
Kroger Co. (The)	11,243	232,730
Lennar Corp., Class A	14,995	834,772
Marathon Oil Corp.	8,277	117,699
Marsh & McLennan Cos., Inc.	1,920	155,386
Mastercard, Inc., Class A	1,922	285,936
McKesson Corp.	3,119	430,048
MDC Holdings, Inc.	4,032	149,345
Medtronic PLC	3,033	244,217
Merck & Co., Inc.	11,510	634,086
Meritage Homes Corp.(1)	4,891	238,192
Microsoft Corp.	13,044	1,085,000

Security	Shares	Value
Nasdaq, Inc.	1,839	$133,603
NextEra Energy, Inc.	2,936	455,285
Oracle Corp.	14,472	736,625
Pfizer, Inc.	57,943	2,031,482
PG&E Corp.	10,137	585,614
Pinnacle West Capital Corp.	936	82,097
PPL Corp.	10,739	403,357
Procter & Gamble Co. (The)	5,458	471,244
Public Service Enterprise Group, Inc.	3,683	181,204
PulteGroup, Inc.	24,731	747,618
QUALCOMM, Inc.	11,184	570,496
Realty Income Corp.	12,044	646,401
Southern Co. (The)	16,258	848,668
Sysco Corp.	10,523	585,289
Target Corp.	8,685	512,762
Taylor Morrison Home Corp., Class A(1)	5,315	128,357
TJX Cos., Inc. (The)	4,676	326,385
Twitter, Inc.(1)	12,281	253,234
Tyson Foods, Inc., Class A	7,294	531,806
Ventas, Inc.	8,494	532,998
Verizon Communications, Inc.	44,126	2,112,312
Visa, Inc., Class A	2,369	260,543
Wal-Mart Stores, Inc.	18,610	1,624,839
Walgreens Boots Alliance, Inc.	9,966	660,447
Wells Fargo & Co.	4,729	265,486
Welltower, Inc.	7,198	481,978
Weyerhaeuser Co.	9,649	346,496
Xcel Energy, Inc.	978	48,431
Zimmer Biomet Holdings, Inc.	1,933	235,091

		$46,904,480

Total Common Stocks (identified cost $76,149,546)		$85,658,206

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Equity Funds — 1.4%
iShares MSCI India ETF	11,874	$418,499
iShares MSCI Malaysia ETF	9,625	309,540
iShares MSCI Mexico Capped ETF	965	48,568
iShares MSCI South Africa ETF	3,389	203,035
iShares MSCI South Korea Capped ETF	6,972	521,227

Total Exchange-Traded Funds (identified cost $1,464,927)		$1,500,869

Short-Term Investments — 10.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(4)	10,504,253	$10,505,304

Total Short-Term Investments (identified cost $10,506,158)		$10,505,304

Total Investments — 93.8% (identified cost $88,120,631)		$97,664,379

Other Assets, Less Liabilities — 6.2%		$6,404,238

Net Assets — 100.0%		$104,068,617

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $129,705 or 0.1% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2017 was $34,760.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	14.2%	$14,737,041
Consumer Discretionary	12.1	12,573,005
Telecommunication Services	9.3	9,687,823
Utilities	8.8	9,138,597
Consumer Staples	8.6	8,955,302
Information Technology	7.7	7,998,948
Financials	7.2	7,537,079
Materials	5.1	5,334,198
Real Estate	3.8	3,936,392
Industrials	3.1	3,272,571
Energy	2.4	2,487,250

Common Stocks	82.3%	$85,658,206
Exchange-Traded Funds	1.4	1,500,869
Short-Term Investments	10.1	10,505,304

Total Investments	93.8%	$97,664,379

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	471,057	USD	361,439	State Street Bank and Trust Company	12/20/17	$—	$(1,083)
GBP	4,360,413	USD	5,768,085	State Street Bank and Trust Company	12/20/17	31,838	—
GBP	607,376	USD	803,005	State Street Bank and Trust Company	12/20/17	4,886	—
HKD	5,720,428	USD	734,113	State Street Bank and Trust Company	12/20/17	—	(299)
ILS	200,132	USD	57,019	State Street Bank and Trust Company	12/20/17	—	(94)
JPY	690,251,175	USD	6,367,572	State Street Bank and Trust Company	12/20/17	—	(282,916)
SEK	5,038,975	USD	632,846	State Street Bank and Trust Company	12/20/17	—	(29,149)
USD	2,853,707	AUD	3,549,872	State Street Bank and Trust Company	12/20/17	138,072	—
USD	3,464,076	CAD	4,205,838	State Street Bank and Trust Company	12/20/17	202,384	—
USD	1,564,737	CHF	1,481,657	State Street Bank and Trust Company	12/20/17	74,653	—
USD	275,661	NOK	2,158,194	State Street Bank and Trust Company	12/20/17	11,110	—
USD	392,142	SGD	526,859	State Street Bank and Trust Company	12/20/17	5,469	—
USD	233,059	ZAR	3,057,110	State Street Bank and Trust Company	12/20/17	18,608	—
CNY	689,953	USD	103,830	State Street Bank and Trust Company	12/22/17	—	(186)
USD	1,184,715	CNY	7,843,404	State Street Bank and Trust Company	12/22/17	6,484	—
USD	244,289	INR	15,849,448	State Street Bank and Trust Company	12/22/17	621	—
USD	392,157	INR	25,701,974	State Street Bank and Trust Company	12/22/17	—	(2,982)
USD	197,432	KRW	223,749,963	State Street Bank and Trust Company	12/22/17	—	(2,727)
USD	599,367	KRW	677,285,197	State Street Bank and Trust Company	12/22/17	—	(6,511)
USD	236,544	TWD	7,089,225	State Street Bank and Trust Company	12/22/17	593	—

						$494,718	$(325,947)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
E-mini S&P 500 Index	5	Long	Dec-17	$643,175	$18,816
Euro Stoxx 50 Index	29	Long	Dec-17	1,243,507	82,396
MSCI Emerging Markets Index	43	Long	Dec-17	2,417,030	37,509
Nikkei 225 Index	27	Long	Dec-17	2,658,858	337,019

					$475,740

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$475,740	$—

Total		$475,740	$—

Foreign Exchange	Forward foreign currency exchange contracts	$494,718	$(325,947)

Total		$494,718	$(325,947)

*	Amount represents cumulative unrealized appreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$805,472	$12,045,462	$—	$12,850,934
Developed Europe	429,938	21,512,958	—	21,942,896
Developed Middle East	23,764	—	—	23,764
Latin America	321,565	—	—	321,565
Middle East/Africa	114,908	—	—	114,908
North America	50,404,139	—	—	50,404,139
Total Common Stocks	$52,099,786	$33,558,420 *	$—	$85,658,206
Exchange-Traded Funds	$1,500,869	$—	$—	$1,500,869
Short-Term Investments	—	10,505,304	—	10,505,304
Total Investments	$53,600,655	$44,063,724	$—	$97,664,379
Forward Foreign Currency Exchange Contracts	$—	$494,718	$—	$494,718
Futures Contracts	56,325	419,415	—	475,740
Total	$53,656,980	$44,977,857	$—	$98,634,837

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(325,947)	$—	$(325,947)
Total	$—	$(325,947)	$—	$(325,947)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.2%

Security	Shares	Value
Australia — 6.5%
Australia and New Zealand Banking Group, Ltd.	221	$5,072
BHP Billiton, Ltd.	1,975	40,663
Brambles, Ltd.	2,015	14,611
Caltex Australia, Ltd.	1,062	27,884
Commonwealth Bank of Australia	509	30,278
CSL, Ltd.	97	10,327
Dexus	618	4,628
Fortescue Metals Group, Ltd.	2,333	8,295
Goodman Group	689	4,418
GPT Group (The)	1,998	7,802
Harvey Norman Holdings, Ltd.	4,263	12,348
James Hardie Industries PLC CDI	1,430	21,833
LendLease Group	638	7,923
Mirvac Group	6,772	12,517
National Australia Bank, Ltd.	940	23,553
Newcrest Mining, Ltd.	6,693	114,434
Rio Tinto, Ltd.	546	29,094
Scentre Group	3,299	10,172
Stockland	1,549	5,369
Telstra Corp., Ltd.	12,984	35,238
TPG Telecom, Ltd.	3,779	15,641
Vicinity Centres	2,562	5,208
Wesfarmers, Ltd.	1,037	33,216
Westfield Corp.	492	2,932
Westpac Banking Corp.	873	22,113
Woodside Petroleum, Ltd.	556	13,107

		$518,676

Belgium — 1.6%
Colruyt SA	173	$8,848
Proximus SA	2,247	74,615
UCB SA	565	41,129

		$124,592

Brazil — 0.1%
AMBEV SA ADR	926	$5,862
Cia Brasileira de Distribuicao ADR, PFC Shares(1)	124	2,880
Cia Energetica de Minas Gerais ADR	383	908

		$9,650

Canada — 2.1%
Alamos Gold, Inc. Class A	3,104	$19,617
B2Gold Corp.(1)	8,329	21,072
New Gold, Inc.(1)	20,253	66,633
Osisko Gold Royalties, Ltd.	1,152	14,502

1

Security	Shares	Value
Pan American Silver Corp.	801	$13,080
SSR Mining, Inc.(1)	1,653	15,869
Yamana Gold, Inc.	5,723	14,937

		$165,710

Chile — 0.1%
Enel Americas SA ADR	336	$3,562
Enel Chile SA ADR	336	1,979

		$5,541

China — 0.9%
Alibaba Group Holding, Ltd. ADR(1)	62	$11,463
China Mengniu Dairy Co., Ltd.	2,000	5,542
China Mobile, Ltd.	1,000	10,058
China Shenhua Energy Co., Ltd., Class H	1,000	2,392
China Telecom Corp., Ltd., Class H	8,000	4,012
China Unicom (Hong Kong), Ltd.(1)	4,000	5,676
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,745
Guangdong Investment, Ltd.	4,000	5,795
Hengan International Group Co., Ltd.	500	4,931
Tencent Holdings, Ltd.	300	13,484
Tingyi (Cayman Islands) Holding Corp.	2,000	3,154
Want Want China Holdings, Ltd.	4,000	3,275

		$72,527

Denmark — 2.0%
Coloplast A/S, Class B	467	$41,105
Novo Nordisk A/S, Class B	1,604	79,861
TDC A/S	7,085	41,888

		$162,854

Finland — 0.8%
Sampo Oyj, Class A	1,148	$60,075

		$60,075

France — 8.6%
BNP Paribas SA	1,205	$94,050
CNP Assurances	410	9,538
Compagnie Generale des Etablissements Michelin, Class B	215	31,120
Engie SA	3,151	53,258
JCDecaux SA	360	13,772
Klepierre SA	234	9,315
Natixis SA	5,701	44,708
Orange SA	4,419	72,594
Sanofi	1,067	101,031
Sodexo SA	324	41,220
Total SA	1,164	64,879
Unibail-Rodamco SE	150	37,540
Veolia Environnement SA	2,274	53,872
Vivendi SA	2,396	59,497

		$686,394

Germany — 8.1%
adidas AG	271	$60,320
Bayerische Motoren Werke AG	679	69,638

2

Security	Shares	Value
Continental AG	189	$48,099
Daimler AG	1,136	94,840
Deutsche Post AG	575	26,358
Deutsche Telekom AG	5,528	100,097
Deutsche Wohnen SE	445	19,046
E.ON SE	2,808	33,259
Innogy SE(2)	643	29,903
Merck KGaA	565	60,621
Muenchener Rueckversicherungs-Gesellschaft AG	19	4,266
ProSiebenSat.1 Media SE	552	19,443
RWE AG(1)	1,352	33,995
Siemens AG	175	25,136
Vonovia SE	443	19,569

		$644,590

Hong Kong — 0.6%
AIA Group, Ltd.	4,925	$37,112
CK Hutchison Holdings, Ltd.	1,000	12,702

		$49,814

India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	172	$6,256
HDFC Bank, Ltd. ADR	67	6,184
Infosys, Ltd. ADR	237	3,519

		$15,959

Indonesia — 0.2%
Bank Central Asia Tbk PT ADR	378	$14,984

		$14,984

Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	594	$8,197

		$8,197

Italy — 2.9%
Enel SpA	5,201	$32,255
ENI SpA	1,811	29,606
Intesa Sanpaolo SpA	23,164	77,875
Luxottica Group SpA	268	15,365
Telecom Italia SpA(1)	47,874	41,425
Terna Rete Elettrica Nazionale SpA	5,163	31,143

		$227,669

Japan — 16.2%
ABC-Mart, Inc.	200	$10,089
Ajinomoto Co., Inc.	1,100	22,128
ANA Holdings, Inc.	400	15,374
Asahi Group Holdings, Ltd.	400	18,263
Astellas Pharma, Inc.	2,700	35,934
Bridgestone Corp.	500	23,885
Central Japan Railway Co.	100	18,165
Chubu Electric Power Co., Inc.	1,500	19,345
Dai-ichi Life Holdings, Inc.	1,260	24,063
Daiichi Sankyo Co., Ltd.	300	6,891
Daiwa House Industry Co., Ltd.	300	10,996

3

Security	Shares	Value
Denso Corp.	300	$16,522
East Japan Railway Co.	300	29,094
Electric Power Development Co., Ltd.	400	10,080
Fast Retailing Co., Ltd.	100	33,457
Honda Motor Co., Ltd.	1,100	34,471
Hoya Corp.	500	27,165
INPEX Corp.	1,500	16,061
ITOCHU Corp.	1,500	26,275
Japan Airlines Co., Ltd.	400	13,691
Japan Retail Fund Investment Corp.	11	19,521
Japan Tobacco, Inc.	900	29,790
Kansai Electric Power Co., Inc. (The)	1,800	24,649
Kao Corp.	100	6,044
KDDI Corp.	1,600	42,628
Lawson, Inc.	300	19,590
Marubeni Corp.	3,600	24,138
Mazda Motor Corp.	1,200	17,323
Medipal Holdings Corp.	400	7,428
MEIJI Holdings Co., Ltd.	300	24,525
Mitsubishi Corp.	1,100	25,760
Mitsubishi Heavy Industries, Ltd.	300	11,738
Mitsubishi UFJ Financial Group, Inc.	4,800	32,559
Mitsui & Co., Ltd.	1,600	23,895
Mizuho Financial Group, Inc.	10,300	18,714
Nippon Telegraph & Telephone Corp.	900	43,513
Nissan Motor Co., Ltd.	1,400	13,616
Nomura Real Estate Master Fund, Inc.	16	20,012
NTT DoCoMo, Inc.	1,800	43,594
Ono Pharmaceutical Co., Ltd.	800	18,335
Oriental Land Co., Ltd.	200	15,997
Osaka Gas Co., Ltd.	200	3,874
Panasonic Corp.	300	4,530
Resona Holdings, Inc.	1,136	6,140
Seibu Holdings, Inc.	1,000	17,878
Seven & i Holdings Co., Ltd.	700	28,213
Shimizu Corp.	300	3,531
Shin-Etsu Chemical Co., Ltd.	100	10,546
SoftBank Group Corp.	100	8,862
Sony Corp.	800	33,468
Subaru Corp.	200	6,910
Sumitomo Corp.	1,800	26,035
Sumitomo Mitsui Financial Group, Inc.	700	28,044
Sumitomo Mitsui Trust Holdings, Inc.	300	11,841
Sundrug Co., Ltd.	200	8,704
T&D Holdings, Inc.	1,800	28,081
Takeda Pharmaceutical Co., Ltd.	100	5,638
Terumo Corp.	600	25,002
Tokio Marine Holdings, Inc.	100	4,311
Tokyo Gas Co., Ltd.	600	14,967
Toray Industries, Inc.	1,000	10,122
Toyota Motor Corp.	1,000	62,026

4

Security	Shares	Value
Tsuruha Holdings, Inc.	100	$12,398
United Urban Investment Corp.	13	18,702
West Japan Railway Co.	200	14,103

		$1,289,244

Mexico — 0.2%
America Movil SAB de CV, Series L ADR	225	$3,852
Fomento Economico Mexicano SAB de CV ADR	154	13,513

		$17,365

Netherlands — 3.0%
Heineken NV	251	$24,456
ING Groep NV	3,651	67,469
NN Group NV	388	16,248
Unilever NV	1,561	90,678
Wolters Kluwer NV	883	43,278

		$242,129

Norway — 1.1%
Statoil ASA	2,170	$44,089
Telenor ASA	2,120	45,015

		$89,104

Singapore — 2.4%
Ascendas Real Estate Investment Trust	11,000	$22,117
CapitaLand, Ltd.	3,000	8,079
ComfortDelGro Corp., Ltd.	10,000	14,825
DBS Group Holdings, Ltd.	1,850	30,892
Golden Agri-Resources, Ltd.	23,000	6,666
Oversea-Chinese Banking Corp., Ltd.	2,000	17,467
Singapore Airlines, Ltd.	1,000	7,537
Singapore Telecommunications, Ltd.	17,000	47,030
StarHub, Ltd.	4,726	9,121
United Overseas Bank, Ltd.	1,000	18,066
Wilmar International, Ltd.	5,000	12,442

		$194,242

South Africa — 0.1%
Gold Fields, Ltd. ADR	2,335	$9,270

		$9,270

South Korea — 0.2%
Korea Electric Power Corp. ADR	348	$6,132
SK Telecom Co., Ltd. ADR	266	6,953

		$13,085

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	3,838	$33,561
Iberdrola SA	6,925	55,961
Industria de Diseno Textil SA	1,318	49,264
Red Electrica Corp. SA	1,364	30,203
Telefonica SA	9,315	97,672

		$266,661

5

Security	Shares	Value
Sweden — 1.0%
Essity Aktiebolag, Class B(1)	702	$20,982
Hennes & Mauritz AB, Class B	857	21,507
Nordea Bank AB	3,185	38,490

		$80,979

Switzerland — 9.4%
ABB, Ltd.	1,360	$35,516
Adecco Group AG	251	19,914
Nestle SA	2,284	192,172
Novartis AG	1,714	141,369
Roche Holding AG PC	618	142,839
Sonova Holding AG	261	47,119
Swatch Group AG (The)	56	21,949
Swiss Prime Site AG(1)	104	8,881
Swiss Re AG	139	13,081
Swisscom AG	181	91,446
Zurich Insurance Group AG	103	31,432

		$745,718

Taiwan — 0.2%
Chunghwa Telecom Co., Ltd. ADR	404	$13,744

		$13,744

Thailand — 0.1%
Kasikornbank PCL ADR	286	$7,823

		$7,823

United Kingdom — 14.1%
AstraZeneca PLC	1,275	$86,268
Centamin PLC	3,851	7,127
Centrica PLC	22,343	50,387
Compass Group PLC	3,202	70,298
Diageo PLC	1,514	51,701
GlaxoSmithKline PLC	4,100	73,584
HSBC Holdings PLC	9,168	89,527
Imperial Brands PLC	1,019	41,546
National Grid PLC	7,556	90,955
Randgold Resources, Ltd.	844	82,938
Reckitt Benckiser Group PLC	698	62,448
Rio Tinto PLC	698	32,988
Royal Dutch Shell PLC, Class B	1,732	55,766
Royal Mail PLC	5,410	26,883
Shire PLC	1,710	84,227
Smith & Nephew PLC	2,101	39,628
SSE PLC	2,708	49,735
Vodafone Group PLC	43,641	124,828

		$1,120,834

United States — 0.1%
Hecla Mining Co.	1,473	$6,953

		$6,953

Total Common Stocks (identified cost $6,198,405)		$6,864,383

6

Exchange-Traded Funds — 1.7%

Security	Shares	Value
Equity Funds — 1.7%
iShares MSCI Chile Capped ETF	131	$6,699
iShares MSCI India ETF	919	32,390
iShares MSCI Malaysia ETF	902	29,008
iShares MSCI Mexico Capped ETF	75	3,775
iShares MSCI South Africa ETF	298	17,853
iShares MSCI South Korea Capped ETF	520	38,875
iShares MSCI Taiwan Capped ETF	86	3,277

Total Exchange-Traded Funds (identified cost $126,051)		$131,877

Short-Term Investments — 3.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(3)	262,708	$262,735

Total Short-Term Investments (identified cost $262,747)		$262,735

Total Investments — 91.2% (identified cost $6,587,203)		$7,258,995

Other Assets, Less Liabilities — 8.8%		$701,484

Net Assets — 100.0%		$7,960,479

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $29,903 or 0.4% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2017 was $1,525.

7

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	13.6%	$1,089,954
Telecommunication Services	12.3	979,502
Financials	11.9	947,617
Consumer Discretionary	11.3	903,719
Consumer Staples	9.5	753,967
Utilities	8.0	636,217
Materials	6.8	539,973
Industrials	6.0	476,437
Real Estate	3.2	254,747
Energy	3.2	253,784
Information Technology	0.4	28,466

Common Stocks	86.2%	$6,864,383
Exchange-Traded Funds	1.7	131,877
Short-Term Investments	3.3	262,735

Total Investments	91.2%	$7,258,995

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	31,718	USD	24,337	State Street Bank and Trust Company	12/20/17	$—	$(73)
CHF	73,462	USD	74,033	State Street Bank and Trust Company	12/20/17	—	(153)
EUR	49,321	USD	57,526	State Street Bank and Trust Company	12/20/17	83	—
EUR	19,324	USD	22,883	State Street Bank and Trust Company	12/20/17	—	(311)
EUR	194,713	USD	234,499	State Street Bank and Trust Company	12/20/17	—	(7,064)
GBP	493,650	USD	653,015	State Street Bank and Trust Company	12/20/17	3,605	—
GBP	84,211	USD	111,334	State Street Bank and Trust Company	12/20/17	677	—
ILS	122,909	USD	35,018	State Street Bank and Trust Company	12/20/17	—	(58)
JPY	12,228,798	USD	108,285	State Street Bank and Trust Company	12/20/17	—	(486)
JPY	84,786,982	USD	782,161	State Street Bank and Trust Company	12/20/17	—	(34,752)
NOK	286,191	USD	35,125	State Street Bank and Trust Company	12/20/17	—	(44)
NZD	17,978	USD	13,046	State Street Bank and Trust Company	12/20/17	—	(754)
SEK	1,282,600	USD	161,082	State Street Bank and Trust Company	12/20/17	—	(7,419)
USD	540,532	AUD	672,396	State Street Bank and Trust Company	12/20/17	26,153	—
USD	165,618	CAD	201,082	State Street Bank and Trust Company	12/20/17	9,676	—
USD	254,858	CHF	241,326	State Street Bank and Trust Company	12/20/17	12,159	—
USD	16,547	CHF	15,953	State Street Bank and Trust Company	12/20/17	504	—
USD	16,100	CHF	15,613	State Street Bank and Trust Company	12/20/17	398	—
USD	18,553	DKK	114,583	State Street Bank and Trust Company	12/20/17	564	—
USD	19,961	EUR	16,634	State Street Bank and Trust Company	12/20/17	531	—
USD	16,592	EUR	13,826	State Street Bank and Trust Company	12/20/17	443	—
USD	26,330	EUR	22,297	State Street Bank and Trust Company	12/20/17	286	—
USD	24,081	EUR	20,395	State Street Bank and Trust Company	12/20/17	258	—
USD	24,073	EUR	20,444	State Street Bank and Trust Company	12/20/17	193	—
USD	13,208	EUR	11,161	State Street Bank and Trust Company	12/20/17	172	—
USD	16,085	EUR	13,649	State Street Bank and Trust Company	12/20/17	143	—
USD	21,913	GBP	16,153	State Street Bank and Trust Company	12/20/17	427	—
USD	16,536	GBP	12,198	State Street Bank and Trust Company	12/20/17	311	—

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	17,486	GBP	13,153	State Street Bank and Trust Company	12/20/17	$—	$(9)
USD	24,027	GBP	18,202	State Street Bank and Trust Company	12/20/17	—	(183)
USD	20,389	HKD	158,877	State Street Bank and Trust Company	12/20/17	8	—
USD	30,181	JPY	3,390,133	State Street Bank and Trust Company	12/20/17	297	—
USD	12,732	JPY	1,421,058	State Street Bank and Trust Company	12/20/17	205	—
USD	16,173	JPY	1,816,324	State Street Bank and Trust Company	12/20/17	162	—
USD	54,108	NOK	423,618	State Street Bank and Trust Company	12/20/17	2,181	—
USD	14,869	NOK	115,806	State Street Bank and Trust Company	12/20/17	673	—
USD	16,617	SEK	131,822	State Street Bank and Trust Company	12/20/17	824	—
USD	84,472	SGD	113,491	State Street Bank and Trust Company	12/20/17	1,178	—
CNY	196,323	USD	29,451	State Street Bank and Trust Company	12/22/17	40	—
KRW	18,096,350	USD	15,968	State Street Bank and Trust Company	12/22/17	221	—
USD	88,098	CNY	583,253	State Street Bank and Trust Company	12/22/17	482	—
USD	35,389	CNY	236,684	State Street Bank and Trust Company	12/22/17	—	(165)
USD	19,868	INR	1,289,021	State Street Bank and Trust Company	12/22/17	51	—
USD	25,482	INR	1,670,069	State Street Bank and Trust Company	12/22/17	—	(194)
USD	66,907	KRW	75,604,612	State Street Bank and Trust Company	12/22/17	—	(727)

						$62,905	$(52,392)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
Euro Stoxx 50 Index	1	Long	Dec-17	$ 42,880	$1,164
MSCI Emerging Markets Index	2	Long	Dec-17	112,420	1,745
Nikkei 225 Index	1	Long	Dec-17	98,476	12,482

					$15,391

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

9

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$15,391	$—

Total		$15,391	$—

Foreign Exchange	Forward foreign currency exchange contracts	$62,905	$(52,392)

Total		$62,905	$(52,392)

*	Amount represents cumulative unrealized appreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$77,058	$2,113,040	$—	$2,190,098
Developed Europe	37,540	4,414,059	—	4,451,599
Developed Middle East	8,197	—	—	8,197
Latin America	32,556	—	—	32,556
Middle East/Africa	9,270	—	—	9,270
North America	172,663	—	—	172,663
Total Common Stocks	$337,284	$6,527,099 *	$—	$6,864,383
Exchange-Traded Funds	$131,877	$—	$—	$131,877
Short-Term Investments	—	262,735	—	262,735
Total Investments	$469,161	$6,789,834	$—	$7,258,995
Forward Foreign Currency Exchange Contracts	$—	$62,905	$—	$62,905
Futures Contracts	1,745	13,646	—	15,391
Total	$470,906	$6,866,385	$—	$7,337,291

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(52,392)	$—	$(52,392)
Total	$—	$(52,392)	$—	$(52,392)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017